Warrant liability (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Warrant Liability

	December 31,
	2021	2020
	£’000s	£’000s
January 1	50,775	131
Issued during the year	—	4,080
Settled during the year	(2,400)	(127)
Fair value changes during the year	(40,039)	46,691

At December 31	8,336	50,775

Summary of Weighted Average Inputs to the Models Used for the Fair Value of Warrants Granted
The following table lists the weighted average inputs to the models used for the fair value of warrants:

	December 31,
	2021	2020
Expected volatility (%)	75	84-85
Risk-free interest rate (%)	0.9	0.25-(0.05)
Expected life of warrants (years)	1.5	3
Market price of ADS ($)	$1.60	$3.58
Model used	Black-Scholes	Black-Scholes